Consolidated Statements of Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss)	Successor [Member]	Reorganization adjustments [Member]	Parent Company [Member]	Parent Company [Member] Retained Earnings [Member]	MPM Inc [Member]	MPM Inc [Member] Common Stock	MPM Inc [Member] Additional Paid-in Capital	MPM Inc [Member] Retained Earnings [Member]	MPM Inc [Member] Accumulated Other Comprehensive Income (Loss)
Common Stock, Shares, Outstanding	100
Payments of Ordinary Dividends, Common Stock	$ 0
Cancellation of predecessor company equity	(162)			$ 713	$ (162)					$ (162)			$ 713	$ (162)
Balance at Dec. 31, 2013	(1,480)	0	$ 716	(2,398)	202					(1,480)	$ 0	$ 716	(2,398)	202
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of business to related party	(3)		(3)							(3)		(3)
Net Income (Loss) Attributable to Momentive Performance Materials Inc				1,685									1,685
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	1,685								$ 1,685	1,685
Other Comprehensive Income (Loss), Net of Tax	(202)				(40)			$ (40)		(40)				(40)
Balance at Oct. 24, 2014	0	0	0	0	0		$ 2,578			0	0	0	0	0
Issuance of Successor Company common stock	857									857
Balance at Oct. 25, 2014	857	$ 0	857	0	0	$ 857				857	0	857	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		47,989,000,000,000
Additional paid-in capital (Predecessor)							(713)					(713)
Accumulated Other Comprehensive Income (Loss), Net of Tax							0
Additional paid-in capital (Successor)							857
Payments of Ordinary Dividends, Common Stock	0
Balance at Oct. 24, 2014	0	$ 0	0	0	0		$ 2,578			0	0	0	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Momentive Performance Materials Inc				(60)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(60)			(60)						(60)			(60)
Other Comprehensive Income (Loss), Net of Tax	(28)				(28)					(28)				(28)
Balance at Dec. 31, 2014	$ 769	0	857	(60)	(28)					769	0	857	(60)	(28)
Additional paid-in capital (Predecessor)						0
Common Stock, Shares, Outstanding	47,989,000,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Net of Tax						0
Additional paid-in capital (Successor)						$ 857						857
Common Stock, Shares, Outstanding	47,989,000,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (28)
Payments of Ordinary Dividends, Common Stock										(1)
Proceeds from Contributions from Parent												3
Non-cash capital contribution from parent	0
Allocated Share-based Compensation Expense	3		3
Net Income (Loss) Attributable to Momentive Performance Materials Inc
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(83)			(83)						(82)			(82)
Other Comprehensive Income (Loss), Net of Tax	(64)				(64)					(64)				(64)
Balance at Dec. 31, 2015	626	$ 0	861	(143)	(92)			626		626	0	860	(142)	(92)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		39,594,000,000
Stock Issued During Period, Value, New Issues
Proceeds from Issuance of Common Stock	$ 1		1
Common Stock, Shares, Outstanding	48,028,594,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (92)							(92)		(92)
Proceeds from Contributions from Parent												3
Allocated Share-based Compensation Expense	3		3
Net Income (Loss) Attributable to Momentive Performance Materials Inc
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(163)									(161)
Other Comprehensive Income (Loss), Net of Tax	16									16				16
Balance at Dec. 31, 2016	482	$ 0	864	$ (306)	$ (76)			482		484	$ 0	$ 863	$ (303)	$ (76)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Issued During Period, Shares, New Issues		29,520,000,000
Stock Issued During Period, Value, New Issues
Proceeds from Issuance of Common Stock	$ 0
Common Stock, Shares, Outstanding	48,058,114,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (76)							$ (76)		$ (76)